OTHER INTANGIBLES ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 23,563	$ 24,574
Accumulated amortization	(16,680)	(14,515)
Total other intangibles assets	6,883	10,059
Amortization expense	3,091	3,202	$ 3,368
Estimated amortization expenses for the following years:
2016	2,338
2017	2,304
2018	2,241
Total	6,883	10,059
Non-compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	1,453	1,672
Accumulated amortization	(1,434)	(1,646)
Distribution Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	1,594	1,698
Accumulated amortization	(1,305)	(1,311)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	5,910	6,588
Accumulated amortization	(4,962)	(4,458)
Distribution Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	14,606	14,616
Accumulated amortization	$ (8,979)	$ (7,100)